Significant Accounting Policies - Schedule of Third-Party Application Stores and Other Payment Channels Accounting Receivables (Detail) - Accounts Receivable [Member] - Credit Concentration Risk [Member]
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Third-party Payment Channel A [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	14.00%	23.00%
Third-party Payment Channel B [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	12.00%	19.00%
Third-party Payment Channel C [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	0.00%	21.00%
Third-party Payment Channel D [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	59.00%	0.00%